CONSOLIDATED STATEMENTS OF STOCKHOLDERS DEFICIT - USD ($) $ in Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated deficit [Member]
Balance at Dec. 31, 2022	$ (10,660)	$ 2	$ 263,726	$ (274,388)
Balance, shares at Dec. 31, 2022		196,901
Issuance of common stock and pre-funded warrants		$ 0	0
Issuance of common stock and pre-funded warrants, shares		27,780
Proceeds from the sale of common stock through ATM program, net of issuance costs	3,150	$ 1	3,149
Sale of common stock through ATM, net of issuance costs, shares		54,222
Exercise of pre-funded warrants / stock options, shares		6,818
Stock-based compensation expense	1,965		1,965
Net loss	(17,054)			(17,054)
Balance at Dec. 31, 2023	$ (22,599)	$ 3	268,840	(291,442)
Balance, shares at Dec. 31, 2023	285,761	285,721
Issuance of common stock and pre-funded warrants	$ 866	$ 0	866
Issuance of common stock and pre-funded warrants, shares		14,285
Exercise of pre-funded warrants / stock options, shares		338
Issuance restricted stock awards, share		20,909
Issuance restricted stock awards, value		$ 0	0
Stock-based compensation expense	541		541
Net loss	(3,143)			(3,143)
Balance at Dec. 31, 2024	$ (24,335)	$ 3	270,247	(294,585)
Balance, shares at Dec. 31, 2024	321,293	321,253
Vesting of restricted stock units, shares		3,750
Stock-based compensation expense	$ 20		20
Net loss	(1,709)			(1,709)
Balance at Mar. 31, 2025	(26,024)	$ 3	270,267	(296,294)
Balance, shares at Mar. 31, 2025		325,003
Balance at Dec. 31, 2024	$ (24,335)	$ 3	270,247	(294,585)
Balance, shares at Dec. 31, 2024	321,293	321,253
Issuance of pre-funded warrants related to the Domicilium debt conversion	$ 8,497		8,497
Issuance of pre-funded warrants in connection with the 2025 PIPE transaction, net of issuance costs, Value	$ 9,691		9,691
Exercise of stock options		$ 0	0
Exercise of pre-funded warrants / stock options, shares	18,245	18,249
Vesting of restricted stock units, Value		$ 1	(1)
Vesting of restricted stock units, shares		95,931
Stock-based compensation expense	$ 235		235
Net loss	(5,995)			(5,995)
Balance at Dec. 31, 2025	$ (11,907)	$ 4	288,669	(300,580)
Balance, shares at Dec. 31, 2025	435,473	435,433
Issuance of pre-funded warrants related to the Domicilium debt conversion	$ 1,000		1,000
Issuance of pre-funded warrants under the Coastlands and Domicilium Securities Purchase Agreements, net of issuance costs of $9k	6,991		6,991
Exercise of stock options	$ 40	$ 1	39
Exercise of pre-funded warrants / stock options, shares	23,723	23,723
Vesting of restricted stock units, shares		1,977
Stock-based compensation expense	$ 46		46
Net loss	(3,754)			(3,754)
Balance at Mar. 31, 2026	$ (7,584)	$ 5	$ 296,745	$ (304,334)
Balance, shares at Mar. 31, 2026	461,132	461,132